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www.dechert.com

Richard Horowitz

Richard.Horowitz@dechert.com
+1 212 698 3525 Direct
+1 212 698 0452 Fax

December 3, 2024

VIA EDGAR

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549-4720

Re:	iDirect Private Credit Fund, L.P.

Ladies and Gentlemen:

Our client, iDirect Private Credit Fund, L.P. (the “Fund”), a newly organized closed-end management investment company, has enclosed the Fund’s initial registration statement under the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended (“1940 Act”), on Form N-2 (“Registration Statement”). The Fund also has separately filed a Notification of Registration under the 1940 Act on Form N-8A today.

Certain items required to be contained in the Registration Statement, including the exhibits thereto, will be completed and filed in a pre-effective amendment to the Registration Statement.

Please contact me at (212) 698-3525 with any questions or comments.

Sincerely,

/s/ Richard Horowitz

Richard Horowitz